Common shares	9 Months Ended
Sep. 30, 2024
Common shares
Common shares
14.	Common shares:
The Company is authorized to issue an unlimited number of Common Shares and an unlimited number of preferred shares, issuable in series. As at September 30, 2024 and December 31, 2023, there were nil preferred shares issued and outstanding.

	Number	Total amount
December 31, 2023	42,774,011	$120,741,061
Issuance of Common Shares – February 2024 Direct Offering	2,828,249	495,649
Surrender and Cancellation of Common Shares – PA Settlement Agreement	(11,634,660)	—

September 30, 2024	33,967,600	$121,236,710

(a)	February 2024 Direct Offering:
On February 26, 2024, the Company completed the February 2024 Direct Offering. Pursuant to the February 2024 Direct Offering, an aggregate of 2,828,249 Common Shares were issued at a price of $0.20 per Common Share, for aggregate gross proceeds to the Company of $565,649. The Company incurred financing costs of $70,000 which was recorded as a reduction in equity.

(b)	PA Settlement Agreement:
On August 9, 2024, the Company entered into the PA Settlement Agreement. In conjunction with the PA Settlement Agreement, on August 15, 2024, Benjamin Klein relinquished to the Company all of the 11,634,660 Klein Shares that were issued in connection with the Success TMS Acquisition in July 2022. See note 11.

(c)	Arrangement Agreement:
On August 12, 2024, the Company entered into the Arrangement Agreement with Neuronetics, in which Neuronetics will acquire all of the outstanding Common Shares of the Company in the Neuronetics Transaction. The Board of Directors of each of the Company and Neuronetics have unanimously approved the Neuronetics Transaction.

Under the terms of the Arrangement Agreement, the Company’s shareholders will receive a fraction of a share of Neuronetics common stock (each whole share of Neuronetics common stock, a “Neuronetics Share”) for each Common Share owned at the exchange ratio described below such that immediately following the closing of the Neuronetics Transaction, Neuronetics shareholders will own approximately 57% of the combined company, and the Company’s shareholders will own approximately 43% of the combined company, respectively, on a fully diluted basis. As of the date of the Arrangement Agreement, each Common Share is expected to be exchanged for 0.01149 Neuronetics Shares at the closing of the Neuronetics Transaction, subject to adjustment for any interim period funding by Madryn and other customary adjustments prior to the closing based on the terms of the Arrangement Agreement (the “Exchange Ratio”). An aggregate of 25,304,971 Neuronetics Shares will be issued to the Company’s shareholders in connection with the Neuronetics Transaction. The Neuronetics Transaction will be implemented by way of a court-approved plan of arrangement under the Business Corporations Act (Ontario). The Neuronetics Transaction will be implemented by way of a court-approved plan of arrangement under the
Business Corporations Act
(Ontario). The Neuronetics Transaction must be approved by the Ontario Superior Court of Justice (Commercial List) (the “Court”), which will consider the fairness and reasonableness of the Neuronetics Transaction to all of the Company’s shareholders. See note 25.
As part of the Neuronetics Transaction, Madryn has agreed to convert all of the amount outstanding under the Madryn Credit Facility and all of the Subordinated Convertible Notes (including notes held by Madryn and other third-parties, which are forced to convert as a result of Madryn’s election) into Common Shares prior to the effective date of the Neuronetics Transaction. As a result, subject to adjustment for any interim period funding by Madryn and other customary adjustments, Madryn will own 95.3% of the Common Shares immediately prior to closing and will receive 95.3% of the Neuronetics Shares being issued to the Company’s shareholders. See note 25.
The Neuronetics Transaction requires approval by (i) at least
66 2/3
% of the votes cast by the holders of Common Shares present in person or represented by proxy at a special meeting of the holders of the Common Shares called to consider the Neuronetics Transaction; and (ii) a simple majority of the votes cast by the holders of Common Shares present in person or represented by proxy, excluding Common Shares that are required to be excluded under Multilateral Instrument
61-101
–
Protection of Minority Security Holders in Special Transactions
(“MI
61-101”)
(including Common Shares held by Madryn and Bill Leonard, President and Chief Executive Officer). The Greenbrook Meeting was held on November 8, 2025. See note 25.

The Arrangement Agreement provides for mutual termination fees of $1,900,000 in the event the Neuronetics Transaction is terminated by either party in certain circumstances, including to enter into a superior proposal.
The combined company will continue to operate as Neuronetics, Inc., and trade under the ticker STIM on Nasdaq. In connection with closing of the Neuronetics Transaction, Neuronetics intends to cause the Common Shares to be delisted from the OTCQB Market and to cause the Company to submit an application to cease to be a reporting issuer under applicable Canadian securities laws.
Each of Neuronetics’ directors and certain members of the executive leadership team, as of August 12, 2024, who hold in the aggregate 1,680,718 Neuronetics Shares (representing approximately 5.55% of issued and outstanding Neuronetics Shares (on a fully-diluted basis)) have entered into voting support agreements agreeing to vote their stock in favor of the issuance of Neuronetics Shares in connection with the Neuronetics Transaction at a special meeting of Neuronetics stockholders (the “Neuronetics Meeting”) called for November 8, 2024 for such purpose. The Neuronetics Meeting was held on November 8, 2024. See note 25.
Key shareholders of the Company, including Madryn, Greybrook Health and 1315 Capital, and directors and certain members of the executive leadership team (collectively, the Greenbrook
Locked-Up
Shareholders”), who, as of August 12, 2024, held an aggregate of 16,536,208 Common Shares, representing approximately 48.7% of issued and outstanding Common Shares (on a non-diluted
basis and following the cancellation of 11,634,660 outstanding Common Shares on August 15, 2024, as in accordance with the PA Settlement Agreement) entered into voting support agreements agreeing to vote their Common Shares in favor of the Neuronetics Transaction at the Greenbrook Meeting. Following the conversion of all outstanding Subordinated Convertible Notes on October 3, 2024, the
Locked-Up
Shareholders owned approximately 72.5% of the issued and outstanding Common Shares (on a non-diluted
basis) all of which are entitled to be voted at the Greenbrook Meeting, except for those shareholders whose Common Shares are required to excluded under MI
61-101.
See note 25.

The Madryn voting agreement is terminable under certain specified circumstances including in the event of receipt of a superior proposal that satisfies a hurdle that represents a 20% premium to the value of the consideration payable under the Neuronetics Transaction and, concurrently therewith, the Arrangement Agreement is terminated for a superior proposal upon payment of a termination fee. The voting agreements entered into with other key shareholders of the Company are terminable under certain specified circumstances, including upon the termination of the Madryn voting agreement.
On December 10, 2024, the Neuronetics Transaction closing was announced. See note 25.